Other Operating (Income) Expense, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Component Of Operating Other Income And Expense Net [Line Items]
(Gain) loss on disposition of property, plant, and equipment	$ (4)	$ (17)	$ 10
Rambus settlement	0	0	233
Other	(2)	(28)	(11)
Other operating (income) expense, net	$ (6)	$ (45)	232
Rambus Settlement
Component Of Operating Other Income And Expense Net [Line Items]
Rambus settlement			$ 233
Rambus Patent License Agreement Term			7 years